TRADE AND OTHER RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract assets and lease receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance account for credit losses of financial assets	$ 1.9	$ 6.4